Consolidated Balance Sheets (USD $) In Millions	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010
Current Assets
Cash and cash equivalents	$ 1,745.4	$ 400.7
Accounts and notes receivable, net	1,417.1	532.0
Inventories, net	1,272.0	366.2
Prepaid expenses	224.0	73.2
Other current assets	157.1	39.8
Total Current Assets	4,815.6	1,411.9
Property, Plant and Equipment, net	1,166.5	575.9
Goodwill	5,941.9	1,818.4
Customer Relationships, net	889.8	413.4
Trade Names, net	1,839.4	331.1
Other Intangible Assets, net	143.0	31.9
Other Assets	343.2	186.5
Total Assets	15,139.4	4,769.1
Current Liabilities
Short-term borrowings	1.6	90.4
Current maturities of long-term debt	416.1	208.0
Accounts payable	998.6	410.1
Accrued expenses	1,325.9	483.5
Total Current Liabilities	2,742.2	1,192.0
Long-Term Debt	3,018.1	1,084.7
Deferred Taxes	901.1	120.4
Post-retirement Benefits	642.8	136.7
Other Liabilities	765.5	223.8
Commitments and Contingencies (Notes R and S)
Stanley Black & Decker, Inc. Shareowners' Equity
Preferred stock, without par value: Authorized and unissued 10,000,000 shares
Common stock, par value $2.50 per share: Authorized 300,000,000 shares in 2010 and 200,000,000 shares in 2009 Issued 176,091,572 shares in 2010 and 92,343,410 shares in 2009	440.7	230.9
Retained earnings	2,301.8	2,295.5
Additional paid in capital	4,885.7	126.7
Accumulated other comprehensive loss	(116.3)	(76.5)
ESOP	(74.5)	(80.8)
Before common stock treasury and non controlling interest	7,437.4	2,495.8
Less: cost of common stock in treasury (9,744,142 shares in 2010 and 11,864,786 shares in 2009)	(420.4)	(509.7)
Stanley Black & Decker, Inc. Shareowners' Equity	7,017.0	1,986.1
Non-controlling interests	52.7	25.4
Total Shareowners' Equity	7,069.7	2,011.5
Total Liabilities and Shareowners' Equity	$ 15,139.4	$ 4,769.1